MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2013, AS SUPPLEMENTED ON AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2014, DECEMBER 10, 2013, DECEMBER 17, 2013,

FEBRUARY 10, 2014, APRIL 2, 2014, APRIL 3, 2014 AND APRIL 4, 2014

The date of this Supplement is May 1, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

The portfolio management team of Delaware Investments Fund Advisers (“DIFA”) currently responsible for managing DIFA’s allocated portion of the Mercer US Small/Mid Cap Growth Equity Fund (the “Fund”) (the “Focus Growth Team”), has formed a new separate investment advisory firm, Jackson Square Partners, LLC (“Jackson Square”). Jackson Square is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of Delaware Management Company (“DMC”), and California Street Partners, LLC, a California limited liability company. DIFA and DMC are both series of Delaware Management Business Trust, a Delaware statutory trust (“DMBT”). DMBT is a direct wholly owned subsidiary of Delaware Management Holdings, Inc., which, in turn, is an indirect, wholly owned subsidiary, and subject to the ultimate control, of Macquarie Group Ltd.

In connection with the transition of the Focus Growth Team into Jackson Square, Mercer Investment Management Inc. (“MIM”), the Fund’s investment adviser, has terminated DIFA as a subadvisor to the Fund and obtained the approval of the Board of Trustees of Mercer Funds (the “Board”) to appoint Jackson Square as a subadvisor to the Fund thereby replacing DIFA. Accordingly, the Board has approved a new subadvisory agreement between MIM and Jackson Square (the “Jackson Square Subadvisory Agreement”). The members of the Focus Growth Team currently responsible for the day-to-day management of its allocated portion of the Fund will continue to provide portfolio management services to the Fund pursuant to the Jackson Square Subadvisory Agreement. As a result, effective immediately, all references to DIFA in the Class S and Class Y Prospectuses are hereby deleted and replaced with Jackson Square. Jackson Square is a California limited liability company located at 101 California Street, Suite 3750, San Francisco, California, 94111.

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MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2013, AS SUPPLEMENTED AUGUST 15, 2013,

OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2013, DECEMBER 10, 2013, DECEMBER 17, 2013

FEBRUARY 10, 2014, APRIL 2, 2014, APRIL 3, 2014 AND April 4, 2014

The date of this Supplement is May 1, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds:

1. The portfolio management team of Delaware Investments Fund Advisers (“DIFA”) currently responsible for managing DIFA’s allocated portion of the Mercer US Small/Mid Cap Growth Equity Fund (the “Fund”) (the “Focus Growth Team”), has formed a new separate investment advisory firm, Jackson Square Partners, LLC (“Jackson Square”). Jackson Square is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of Delaware Management Company (“DMC”), and California Street Partners, LLC, a California limited liability company. DIFA and DMC are both series of Delaware Management Business Trust, a Delaware statutory trust (“DMBT”). DMBT is a direct wholly owned subsidiary of Delaware Management Holdings, Inc., which, in turn, is an indirect, wholly owned subsidiary, and subject to the ultimate control, of Macquarie Group Ltd.

In connection with the transition of the Focus Growth Team into Jackson Square, Mercer Investment Management Inc. (“MIM”), the Fund’s investment adviser, has terminated DIFA as a subadvisor to the Fund and obtained the approval of the Board of Trustees of Mercer Funds (the “Board”) to appoint Jackson Square as a subadvisor to the Fund thereby replacing DIFA. Accordingly, the Board has approved a new subadvisory agreement between MIM and Jackson Square (the “Jackson Square Subadvisory Agreement”). The members of the Focus Growth Team currently responsible for the day-to-day management of its allocated portion of the Fund will continue to provide portfolio management services to the Fund pursuant to the Jackson Square Subadvisory Agreement. As a result, effective immediately, all references to DIFA in the Statement of Additional Information are hereby deleted and replaced with Jackson Square. Jackson Square is a California limited liability company located at 101 California Street, Suite 3750, San Francisco, California, 94111.

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2. In Appendix B, entitled “Proxy Voting Policies,” the following information replaces the section entitled “Delaware Investments Fund Advisers— Summary of Proxy Voting Policies and Procedures—(February 2012)”:

Jackson Square Partners

Summary of Proxy Voting Policies and Procedures

If and when proxies need to be voted on behalf of the Fund, Jackson Square Partners, LLC. (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS/RiskMetrics”), a Delaware corporation. to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’ proxy voting activities. If a proxy has been voted for the Fund, ISS/RiskMetrics will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund

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proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS/RiskMetrics’ recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.